Fair Value of Financial Assets and Liabilities - Schedule of Classifies Assets and Liabilities Measured at Fair Value on a Non-recurring Basis (Detail) - CLP ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
ASSETS
Financial assets		$ 22,617,981
Fair Value [Member]
ASSETS
Financial assets		8,536,412
LIABILITIES
Financial liabilities		3,673,591
Fair Value [Member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	$ 26,387,614	26,253,170
LIABILITIES
Financial liabilities	29,038,918	29,867,341
Fair Value [Member] | Deposits and other demand liabilities [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	6,550,657	6,197,406
Fair Value [Member] | Cash in process of being cleared [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	420,259	154,232
Fair Value [Member] | Obligations under repurchase agreements [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	483,241	638,851
Fair Value [Member] | Time deposits and other time liabilities [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	10,261,883	11,574,924
Fair Value [Member] | Interbank borrowings [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	4,445,864	3,794,375
Fair Value [Member] | Debt instruments issued [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	6,711,805	7,330,126
Fair Value [Member] | Lease obligations [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	136,046	164,304
Fair Value [Member] | Other financial obligations [Member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	29,163	13,123
Fair Value [Member] | Cash and deposits in banks [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	2,875,942	3,089,072
Fair Value [Member] | Cash In The Process Of Collection [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	442,662	173,192
Fair Value [Member] | Investments under Agreements to Resell [Member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	122,998	22,767,597
Fair Value [Member] | Loans and receivables from banks, net [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	57,499	7,121
Fair Value [Member] | Loans and receivables from customers, net [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets		105,580
Fair Value [Member] | Loans and accounts receivable at amortized cost [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	22,715,286
Fair Value [Member] | Financial Instruments at amortized cost [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	173,227	110,608
Level 1 [Member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	3,672,328	3,485,573
LIABILITIES
Financial liabilities	11,929,184	10,797,987
Level 1 [Member] | Deposits and other demand liabilities [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	6,550,657	6,197,406
Level 1 [Member] | Cash in process of being cleared [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	420,259	154,232
Level 1 [Member] | Obligations under repurchase agreements [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	483,241	638,851
Level 1 [Member] | Interbank borrowings [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	4,445,864	3,794,375
Level 1 [Member] | Other financial obligations [Member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	29,163	13,123
Level 1 [Member] | Cash and deposits in banks [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	2,875,942	3,089,072
Level 1 [Member] | Cash In The Process Of Collection [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	442,662	173,192
Level 1 [Member] | Investments under Agreements to Resell [Member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	122,998
Level 1 [Member] | Loans and receivables from banks, net [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	57,499	7,121
Level 1 [Member] | Loans and receivables from customers, net [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets		105,580
Level 1 [Member] | Financial Instruments at amortized cost [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	173,227	110,608
Level 2 [Member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	17,109,734	19,069,354
Level 2 [Member] | Time deposits and other time liabilities [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	10,261,883	11,574,924
Level 2 [Member] | Debt instruments issued [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	6,711,805	7,330,126
Level 2 [Member] | Lease obligations [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	136,046	164,304
Level 3 [Member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	22,715,286	22,767,597
Level 3 [Member] | Investments under Agreements to Resell [Member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets		$ 22,767,597
Level 3 [Member] | Loans and accounts receivable at amortized cost [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	$ 22,715,286